ASSET ACQUISITIONS AND STRATEGIC TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 28, 2025	Oct. 14, 2025	Aug. 05, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Number of shares issued in transaction			76,666,659
Fair value of acquired IPR&D asset expensed to R&D costs, net cash paid				$ 42,071
Ordinary shares authorized				800,000,000	800,000,000
Bridge Health
Business Combination [Line Items]
Equity interests ownersip acquired	100.00%			100.00%
Upfront payment	$ 1,800
Non contingent payments	1,200
Milestone payments for development and regulatory milestones	3,875
Acquisition cost	$ 2,900
AffaMed
Business Combination [Line Items]
Fair value of acquired IPR&D asset expensed to R&D costs, net cash paid				$ 47,100
AffaMed | VIS-101
Business Combination [Line Items]
Development and Sales Milestones				360,000
Payment for ex-China rights to VIS-101		$ 5,000
AffaMed | VIS-101 | Maximum
Business Combination [Line Items]
Contingent Future Payments				115,000
AffaMed | Series A Subscription Agreement | Series A Preferred Stock
Business Combination [Line Items]
Number of shares issued in transaction		16,150,000
Ownership interest		30.00%
Visara | Employee Stock Ownership Plan
Business Combination [Line Items]
Ordinary shares authorized		2,700,000
Shares reserved		2,700,000
Visara | Series A Subscription Agreement | Series A Preferred Stock
Business Combination [Line Items]
Number of shares issued in transaction		35,000,000
Aggregate purchase price		$ 37,000
Ownership interest		65.00%
ABio-X | Series A Subscription Agreement | Series A Preferred Stock
Business Combination [Line Items]
Payment to related parties		$ 2,000
ABio-X | Visara | Series A Subscription Agreement | Series A Preferred Stock
Business Combination [Line Items]
Payment to related parties				$ 2,000